Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
18.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group:

Related Party	Relationship with the Group
JYBD	An affiliate of the Group
Euclidean	An entity controlled by management founder of an affiliate of the Group
Sigma	An entity controlled by management founder of an affiliate of the Group
Horgos Yinghuo Management Consulting Co., Ltd. (Horgos)	An entity over which management has a significant influence
Dai WJ Holding limited (DWJ)	An entity controlled by a management shareholder of the Group
Capital Champion Holdings Limited (Capital)	An entity controlled by a shareholder of the Group
DWJ Partners Limited (DWJ Partners)	An entity controlled by a management shareholder of
the Group
Liu XF Holdings Limited (LXF)	An entity controlled by a shareholder of the Group
Tang TG Holdings Limited (TTG)	An entity controlled by a shareholder of the Group
Geng XF Holding Limited (GXF)	An entity controlled by a shareholder of the Group
For the years ended December 31, 2020, 2021 and 2022, services provided to the related parties were RMB10,333, nil and RMB300, respectively:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Value-added service revenue from JYBD	9,434	—	300
Value-added service revenue from Horgos	899	—	—

Total	10,333	—	300

For the years ended December 31, 2020, 2021 and 2022, services provided by

the related
parties
were nil, RMB12,500 and RMB7,500, respectively:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Service fee to JYBD	—	12,500	7,500

Total	—	12,500	7,500

The Group had the following balances with the major related parties:

	As of December 31,
	2021	2022
	RMB	RMB
Current assets:
Service fee prepaid to JYBD	7,075	—

Total	7,075	—

As of December 31, 2021 and 2022, amounts due to related parties were RMB179,859 and RMB122,152, respectively, and details are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Current liabilities:
Consideration payable for repurchase of ordinary shares from DWJ	80,501	62,953
Consideration payable for repurchase of ordinary shares from LXF	15,939	17,412
Consideration payable for repurchase of ordinary shares from Euclidean	7,970	—
Consideration payable for repurchase of ordinary shares from Sigma	7,970	—
Consideration payable for repurchase of ordinary shares from TTG	25,503	27,858
Consideration payable for repurchase of ordinary shares from DWJ Partners	1,847	—
Consideration payable for repurchase of ordinary shares from GXF	12,751	13,929
Consideration payable for repurchase of ordinary shares from Capital	27,378	—

Total	179,859	122,152